INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
	December 31,	December 31,
	2020	2019

Balance, beginning of the year	$975	$—
Additions	—	1,518
Amortization	(483)	(543)
Balance end of the year	$492	$975